Retirement Benefit Plans (Analysis of plan assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of plan assets	$ 340.8	$ 294.6
Retirement Plans [Member]
Fair value of plan assets	338.9	288.3
Percentage of fair value of plan assets	100.00%	100.00%
Medical Plan [Member]
Fair value of plan assets	9.1	8.2
Percentage of fair value of plan assets	100.00%	100.00%
Cash and Cash Equivalents [Member]
Fair value of plan assets	0.2	0.2
Cash and Cash Equivalents [Member] | Retirement Plans [Member]
Fair value of plan assets	7.2	1.9
Percentage of fair value of plan assets	2.10%	0.70%
Cash and Cash Equivalents [Member] | Medical Plan [Member]
Fair value of plan assets	0.2	0.2
Percentage of fair value of plan assets	2.20%	2.40%
Fund Investments [Member]
Fair value of plan assets	173.8	134.1
Fund Investments [Member] | Retirement Plans [Member]
Fair value of plan assets	164.9	126.1
Percentage of fair value of plan assets	48.60%	43.70%
Fund Investments [Member] | Medical Plan [Member]
Fair value of plan assets	8.9	8.0
Percentage of fair value of plan assets	97.80%	97.60%
Equity securities [Member]
Fair value of plan assets	92.4	107.5
Equity securities [Member] | Retirement Plans [Member]
Fair value of plan assets	92.4	107.5
Percentage of fair value of plan assets	27.30%	37.30%
Equity securities [Member] | Medical Plan [Member]
Fair value of plan assets	0	0
Percentage of fair value of plan assets	0.00%	0.00%
Government Debt Securities [Member]
Fair value of plan assets	58.3	38.1
Government Debt Securities [Member] | Retirement Plans [Member]
Fair value of plan assets	58.3	38.1
Percentage of fair value of plan assets	17.20%	13.20%
Government Debt Securities [Member] | Medical Plan [Member]
Fair value of plan assets	0	0
Percentage of fair value of plan assets	0.00%	0.00%
Other Assets [Member]
Fair value of plan assets	1.3	0.8
Other Assets [Member] | Retirement Plans [Member]
Fair value of plan assets	1.3	0.8
Percentage of fair value of plan assets	0.40%	0.30%
Other Assets [Member] | Medical Plan [Member]
Fair value of plan assets	0	0
Percentage of fair value of plan assets	0.00%	0.00%
Guaranteed Investments Contracts [Member]
Fair value of plan assets	14.8	13.9
Guaranteed Investments Contracts [Member] | Retirement Plans [Member]
Fair value of plan assets	14.8	13.9
Percentage of fair value of plan assets	4.40%	4.80%
Guaranteed Investments Contracts [Member] | Medical Plan [Member]
Fair value of plan assets	$ 0	$ 0
Percentage of fair value of plan assets	0.00%	0.00%